UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21674

Nuveen Equity Premium Opportunity Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Equity Premium Opportunity Fund (JSN)
March 31, 2014

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS - 98.5%
	COMMON STOCKS - 98.5% (5)
	Aerospace & Defense - 2.6%
37,352	Boeing Company	$ 4,687,302
48,538	Honeywell International Inc.	4,502,385
8,874	Huntington Ingalls Industries Inc.	907,455
17,575	Lockheed Martin Corporation	2,868,943
31,240	Northrop Grumman Corporation	3,854,391
32,796	Raytheon Company	3,239,917
31,622	United Technologies Corporation	3,694,714
	Total Aerospace & Defense	23,755,107
	Air Freight & Logistics - 0.7%
66,243	United Parcel Service, Inc., Class B	6,450,743
	Auto Components - 0.2%
60,739	Gentex Corporation	1,915,101
	Automobiles - 0.6%
213,263	Ford Motor Company	3,326,903
33,442	Harley-Davidson, Inc.	2,227,572
	Total Automobiles	5,554,475
	Banks - 4.7%
515,284	Bank of America Corporation	8,862,885
92,281	Citigroup Inc.	4,392,576
71,851	Fifth Third Bancorp.	1,648,980
86,613	First Horizon National Corporation	1,068,804
143	HSBC Holdings PLC, Sponsored ADR	7,269
179,789	JP Morgan Chase & Co.	10,914,990
6	Lloyds TSB Group PLC, Sponsored ADR, (2)	31
111,373	U.S. Bancorp	4,773,447
208,745	Wells Fargo & Company	10,382,976
	Total Banks	42,051,958
	Beverages - 1.7%
207,926	Coca-Cola Company	8,038,419
28,504	Monster Beverage Corporation, (2)	1,979,603
61,746	PepsiCo, Inc.	5,155,791
	Total Beverages	15,173,813
	Biotechnology - 3.8%
61,204	Amgen Inc.	7,548,901
73,766	Celgene Corporation, (2)	10,297,734
236,655	Gilead Sciences, Inc., (2)	16,769,373
	Total Biotechnology	34,616,008
	Capital Markets - 1.5%
129,710	Charles Schwab Corporation	3,544,974
48,725	Eaton Vance Corporation	1,859,346
5,564	Goldman Sachs Group, Inc.	911,661
43,099	Legg Mason, Inc.	2,113,575
101,241	Morgan Stanley	3,155,682
31,993	Waddell & Reed Financial, Inc., Class A	2,355,325
	Total Capital Markets	13,940,563
	Chemicals - 1.5%
35,894	Dow Chemical Company	1,744,089
26,873	E.I. Du Pont de Nemours and Company	1,803,178
48,452	Eastman Chemical Company	4,177,047
33,559	Monsanto Company	3,818,007
10,878	Potash Corporation of Saskatchewan	394,001
33,218	RPM International, Inc.	1,389,841
	Total Chemicals	13,326,163
	Commercial Services & Supplies - 0.4%
23,371	Deluxe Corporation	1,226,276
49,936	R.R. Donnelley & Sons Company	893,854
36,134	Waste Management, Inc.	1,520,157
	Total Commercial Services & Supplies	3,640,287
	Communications Equipment - 3.5%
45,063	ADTRAN, Inc.	1,099,988
550,093	Cisco Systems, Inc.	12,327,584
19,247	Harris Corporation	1,408,111
14,940	Motorola Solutions Inc.	960,493
197,245	QUALCOMM, Inc.	15,554,741
	Total Communications Equipment	31,350,917
	Consumer Finance - 1.1%
51,885	American Express Company	4,671,207
55,844	Discover Financial Services	3,249,562
77,393	SLM Corporation	1,894,581
	Total Consumer Finance	9,815,350
	Containers & Packaging - 0.7%
59,259	Packaging Corp. of America	4,170,056
50,628	Sonoco Products Company	2,076,761
	Total Containers & Packaging	6,246,817
	Distributors - 0.3%
31,204	Genuine Parts Company	2,710,067
	Diversified Consumer Services - 0.1%
35,953	Hillenbrand Inc.	1,162,360
	Diversified Financial Services - 1.5%
82,207	Berkshire Hathaway Inc., Class B, (2)	10,273,409
41,458	CME Group, Inc.	3,068,307
3,691	ING Groep N.V, Sponsored ADR (2)	52,597
	Total Diversified Financial Services	13,394,313
	Diversified Telecommunication Services - 1.9%
230,984	AT&T Inc.	8,100,609
93,521	Frontier Communications Corporation	533,070
174,210	Verizon Communications Inc.	8,287,170
	Total Diversified Telecommunication Services	16,920,849
	Electric Utilities - 1.2%
57,289	Companhia Energetica de Minas Gerais, Sponsored ADR	389,565
29,268	Duke Energy Corporation	2,084,467
71,296	Great Plains Energy Incorporated	1,927,844
87,526	OGE Energy Corp.	3,217,456
129,707	Pepco Holdings, Inc.	2,656,399
11,931	Pinnacle West Capital Corporation	652,148
	Total Electric Utilities	10,927,879
	Electrical Equipment - 1.5%
14,520	Eaton PLC	1,090,742
48,371	Emerson Electric Company	3,231,183
11,240	Hubbell Incorporated, Class B	1,347,339
31,575	Rockwell Automation, Inc.	3,932,666
33,153	Roper Industries Inc.	4,426,257
	Total Electrical Equipment	14,028,187
	Electronic Equipment, Instruments & Components - 0.2%
88,036	Corning Incorporated	1,832,910
	Energy Equipment & Services - 1.9%
25,308	Diamond Offshore Drilling, Inc.	1,234,018
16,704	Ensco PLC, Sponsored ADR	881,637
86,832	Halliburton Company	5,113,536
54,107	Patterson-UTI Energy, Inc.	1,714,110
75,828	Schlumberger Limited	7,393,230
17,510	Tidewater Inc.	851,336
	Total Energy Equipment & Services	17,187,867
	Food & Staples Retailing - 1.2%
40,610	CVS Caremark Corporation	3,040,065
82,219	Kroger Co. (The)	3,588,859
38,974	SUPERVALU INC., (2)	266,582
62,176	Walgreen Co.	4,105,481
3,390	Wal-Mart Stores, Inc.	259,098
	Total Food & Staples Retailing	11,260,085
	Food Products - 0.9%
49,868	Kraft Foods Inc.	2,797,595
149,606	Mondelez International Inc.	5,168,887
	Total Food Products	7,966,482
	Gas Utilities - 0.6%
34,085	Atmos Energy Corporation	1,606,426
41,373	National Fuel Gas Company	2,897,765
24,902	One Gas Inc., (2)	894,729
	Total Gas Utilities	5,398,920
	Health Care Equipment & Supplies - 1.6%
91,444	Abbott Laboratories	3,521,508
44,562	Baxter International, Inc.	3,278,872
36,821	Hill Rom Holdings Inc.	1,419,081
97,109	Hologic Inc., (2)	2,087,844
69,279	Medtronic, Inc.	4,263,430
	Total Health Care Equipment & Supplies	14,570,735
	Health Care Providers & Services - 2.3%
52,702	Aetna Inc.	3,951,069
62,293	Brookdale Senior Living Inc., (2)	2,087,438
94,158	Express Scripts Holding Company, (2)	7,070,324
54,234	UnitedHealth Group Incorporated	4,446,646
28,746	WellPoint Inc.	2,861,664
	Total Health Care Providers & Services	20,417,141
	Hotels, Restaurants & Leisure - 1.7%
51,390	International Game Technology	722,543
4,969	Las Vegas Sands Corp.	401,396
38,552	McDonald’s Corporation	3,779,253
49,918	Starbucks Corporation	3,662,983
21,179	Starwood Hotels & Resorts Worldwide, Inc.	1,685,848
23,029	Wynn Resorts Ltd	5,115,892
	Total Hotels, Restaurants & Leisure	15,367,915
	Household Durables - 0.6%
38,947	KB Home	661,710
54,753	Newell Rubbermaid Inc.	1,637,115
19,851	Whirlpool Corporation	2,966,930
	Total Household Durables	5,265,755
	Household Products - 1.7%
83,232	Colgate-Palmolive Company	5,399,260
122,264	Procter & Gamble Company	9,854,478
	Total Household Products	15,253,738
	Industrial Conglomerates - 1.6%
17,826	3M Co.	2,418,275
459,018	General Electric Company	11,883,976
	Total Industrial Conglomerates	14,302,251
	Insurance - 1.9%
59,372	Allstate Corporation (The)	3,359,268
23,207	American International Group, Inc.	1,160,582
26,066	Arthur J. Gallagher & Co.	1,240,220
92,800	CNO Financial Group Inc.	1,679,680
4,242	Fidelity National Title Group Inc., Class A	133,368
65,958	Genworth Financial Inc., Class A, (2)	1,169,435
23,657	Hartford Financial Services Group, Inc.	834,382
13,952	Kemper Corporation	546,500
35,717	Lincoln National Corporation	1,809,780
103,489	Marsh & McLennan Companies, Inc.	5,102,008
	Total Insurance	17,035,223
	Internet & Catalog Retail - 2.7%
51,843	Amazon.com, Inc., (2)	17,446,206
27,170	Hosting Site Network, Inc.	1,622,864
4,391	The Priceline Group Inc., (2)	5,233,589
	Total Internet & Catalog Retail	24,302,659
	Internet Software & Services - 6.4%
39,603	Akamai Technologies, Inc., (2)	2,305,291
58,343	Earthlink Holdings Corporation	210,618
166,450	eBay Inc., (2)	9,194,698
166,018	Facebook Inc., Class A Shares, (2)	10,000,924
28,344	Google Inc., Class A, (2)	31,589,671
22,576	IAC/InterActiveCorp.	1,611,701
45,334	VeriSign, Inc., (2)	2,443,956
	Total Internet Software & Services	57,356,859
	IT Services - 3.5%
105,019	Automatic Data Processing, Inc.	8,113,768
61,069	Fidelity National Information Services, Inc.	3,264,138
42,693	International Business Machines Corporation	8,217,976
108,876	Paychex, Inc.	4,638,118
32,522	Visa Inc.	7,020,199
	Total IT Services	31,254,199
	Leisure Products - 0.8%
70,638	Mattel, Inc.	2,833,290
29,666	Polaris Industries Inc.	4,144,637
	Total Leisure Products	6,977,927
	Machinery - 1.7%
13,101	Caterpillar Inc.	1,301,846
4,540	Deere & Company	412,232
43,913	Graco Inc.	3,282,058
23,133	Joy Global Inc.	1,341,714
27,707	SPX Corporation	2,723,875
37,699	Stanley Black & Decker Inc.	3,062,667
50,568	Timken Company	2,972,387
	Total Machinery	15,096,779
	Media - 2.6%
97,817	New York Times, Class A	1,674,627
75,168	News Corporation, Class A Shares, (2)	1,294,393
58,689	Omnicom Group, Inc.	4,260,821
82,498	Regal Entertainment Group, Class A	1,541,063
300,675	Twenty First Century Fox Inc., Class A Shares	9,612,580
60,260	Walt Disney Company (The)	4,825,018
	Total Media	23,208,502
	Metals & Mining - 0.7%
268,308	Alcoa Inc.	3,453,124
20,083	Barrick Gold Corporation	358,080
53,761	Freeport-McMoRan Copper & Gold, Inc.	1,777,876
148,596	Hecla Mining Company	456,190
16,325	Southern Copper Corporation	475,221
	Total Metals & Mining	6,520,491
	Multiline Retail - 1.0%
52,643	Macy’s, Inc.	3,121,203
44,360	Nordstrom, Inc.	2,770,282
21,415	Sears Holding Corporation, (2)	1,022,780
37,279	Target Corporation	2,255,752
	Total Multiline Retail	9,170,017
	Multi-Utilities - 0.7%
62,041	Ameren Corporation	2,556,089
97,043	Public Service Enterprise Group Incorporated	3,701,220
	Total Multi-Utilities	6,257,309
	Oil, Gas & Consumable Fuels - 5.9%
93,813	Chevron Corporation	11,155,304
2,747	CNOOC Limited, Sponsored ADR	417,022
81,203	ConocoPhillips	5,712,631
160,904	Exxon Mobil Corporation	15,717,103
27,119	Hess Corporation	2,247,623
48,281	Occidental Petroleum Corporation	4,600,696
99,610	ONEOK, Inc.	5,901,893
3,274	PetroChina Company Limited, Sponsored ADR	355,229
54,850	Phillips 66	4,226,741
122,639	SandRidge Energy Inc., (2)	753,003
39,133	StatoilHydro ASA, Sponsored ADR	1,104,333
23,753	Suncor Energy, Inc.	830,405
	Total Oil, Gas & Consumable Fuels	53,021,983
	Pharmaceuticals - 5.1%
83,632	AbbVie Inc.	4,298,685
130,799	Bristol-Myers Squibb Company	6,795,008
84,570	Eli Lilly and Company	4,977,790
1,112	GlaxoSmithKline PLC, Sponsored ADR	59,414
118,167	Johnson & Johnson	11,607,544
154,271	Merck & Co., Inc.	8,757,965
308,024	Pfizer Inc.	9,893,731
	Total Pharmaceuticals	46,390,137
	Professional Services - 0.3%
29,079	Manpower Inc.	2,292,298
18,692	Resources Connection, Inc.	263,370
	Total Professional Services	2,555,668
	Real Estate Investment Trust - 1.4%
60,679	Apartment Investment & Management Company, Class A	1,833,719
69,975	Brandywine Realty Trust	1,011,839
34,687	CBL & Associates Properties Inc.	615,694
129,993	CubeSmart	2,230,680
114,294	DCT Industrial Trust Inc.	900,637
43,378	Health Care REIT, Inc.	2,585,329
79,809	Lexington Corporate Properties Trust	870,716
46,608	Liberty Property Trust	1,722,632
8,511	Ventas Inc.	515,511
	Total Real Estate Investment Trust	12,286,757
	Road & Rail - 0.9%
41,968	Union Pacific Corporation	7,875,715
	Semiconductors & Semiconductor Equipment - 3.4%
98,918	Altera Corporation	3,584,788
64,144	Analog Devices, Inc.	3,408,612
107,440	Broadcom Corporation, Class A	3,382,211
619,797	Intel Corporation	15,996,961
26,060	Intersil Holding Corporation, Class A	336,695
81,111	Linear Technology Corporation	3,949,295
	Total Semiconductors & Semiconductor Equipment	30,658,562
	Software - 6.0%
128,956	Activision Blizzard Inc.	2,635,861
109,674	Adobe Systems Incorporated, (2)	7,209,969
79,219	Autodesk, Inc., (2)	3,895,990
815,502	Microsoft Corporation	33,427,427
180,040	Oracle Corporation	7,365,436
	Total Software	54,534,683
	Specialty Retail - 2.0%
20,823	Abercrombie & Fitch Co., Class A	801,686
59,432	American Eagle Outfitters, Inc.	727,448
51,495	Best Buy Co., Inc.	1,359,983
58,779	CarMax, Inc., (2)	2,750,857
58,405	Gap, Inc.	2,339,704
38,435	Home Depot, Inc.	3,041,362
44,405	L Brands, Inc.	2,520,872
86,836	Lowe’s Companies, Inc.	4,246,280
	Total Specialty Retail	17,788,192
	Technology Hardware, Storage & Peripherals - 6.3%
87,610	Apple, Inc.	47,023,794
157,114	EMC Corporation	4,306,495
92,971	Hewlett-Packard Company	3,008,542
65,269	NetApp, Inc.	2,408,426
	Total Technology Hardware, Storage & Peripherals	56,747,257
	Thrifts & Mortgage Finance - 0.1%
40,800	MGIC Investment Corporation, (2)	347,616
56,714	New York Community Bancorp Inc.	911,394
	Total Thrifts & Mortgage Finance	1,259,010
	Tobacco - 1.2%
72,934	Altria Group, Inc.	2,729,920
75,948	Philip Morris International	6,217,863
36,132	Reynolds American Inc.	1,930,171
	Total Tobacco	10,877,954

	Wireless Telecommunication Services - 0.1%
4,018	China Mobile Limited, Sponsored ADR	183,181
116,407	Sprint Corporation, (2)	1,069,780
	Total Wireless Telecommunication Services	1,252,961
	Total Long-Term Investments (cost $504,007,047)	888,233,600

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 4.4%
$ 39,503	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/14, repurchase price $39,503,121, collateralized by $33,510,000 U.S. Treasury Bonds, 4.625%, due 2/15/40, value $40,295,775	0.000%	4/01/14	$ 39,503,121
	Total Short-Term Investments (cost $39,503,121)			39,503,121
	Total Investments (cost $543,510,168) - 102.9%			927,736,721
	Other Assets Less Liabilities - (2.9)% (3)			(26,007,996)
	Net Assets - 100%			$ 901,728,725

Investments in Derivatives as of March 31, 2014

Options Written outstanding:

Number of		Notional	Expiration	Strike
Contracts	Description	Amount (4)	Date	Price	Value (3)
(76)	MINI-NASDAQ-100 Index	$ (27,550,000)	4/11/14	$ 3,625	$ (194,560)
(77)	MINI-NASDAQ-100 Index	(27,912,500)	4/19/14	3,625	(259,490)
(145)	MINI-NASDAQ-100 Index	(52,925,000)	4/19/14	3,650	(350,175)
(76)	MINI-NASDAQ-100 Index	(27,930,000)	4/19/14	3,675	(126,160)
(74)	MINI-NASDAQ-100 Index	(26,640,000)	4/25/14	3,600	(418,470)
(70)	MINI-NASDAQ-100 Index	(25,725,000)	5/17/14	3,675	(271,600)
(76)	MINI-NASDAQ-100 Index	(28,120,000)	5/17/14	3,700	(230,280)
(418)	S&P 500® Index	(78,375,000)	4/04/14	1,875	(338,580)
(403)	S&P 500® Index	(74,353,500)	4/11/14	1,845	(1,346,020)
(409)	S&P 500® Index	(74,642,500)	4/19/14	1,825	(2,114,530)
(666)	S&P 500® Index	(123,210,000)	4/19/14	1,850	(2,114,550)
(404)	S&P 500® Index	(75,750,000)	4/19/14	1,875	(622,160)
(389)	S&P 500® Index	(71,965,000)	5/17/14	1,850	(1,662,975)
(417)	S&P 500® Index	(78,187,500)	5/17/14	1,875	(1,132,155)
(438)	S&P 500® Index	(83,220,000)	5/17/14	1,900	(657,000)
(4,138)	Total Options Written (premiums received $15,149,424)	$ (876,506,000)			$ (11,838,705)

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 888,233,600	$ —	$ —	$ 888,233,600
Short-Term Investments:
Repurchase Agreements	—	39,503,121	—	39,503,121
Derivatives:
Options Written	(11,838,705)	—	—	(11,838,705)
Total	$ 876,394,895	$ 39,503,121	$ —	$ 915,898,016
Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recording income, timing differences in recognizing certain gains and losses on investment transactions and the recognition of unrealized gain or loss for tax (mark-to-market) on option contracts. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2014, the cost of investments (excluding investments in derivatives) was $543,781,339.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2014, were as follows:

Gross unrealized:
Appreciation				$ 404,060,562
Depreciation				(20,105,180)

Net unrealized appreciation (depreciation) of investments				$ 383,955,382

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Other Assets Less Liabilities includes the Value of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(4)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(5)	The Fund may designate up to 100% of its common stock investments to cover outstanding options written.
ADR	American Depositary Receipt.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Equity Premium Opportunity Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 30, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2014